Stock Options and Restricted Stock Awards (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Fair Values of Options, Black-Scholes Option-Pricing Model, Weighted-Average Assumptions
The following table illustrates the assumptions used in the Black-Scholes pricing model for options granted (inclusive of replacement options discussed in Note 2) during the three months ended December 31, 2015:

2015
Risk-free interest rate	1.56 – 1.87%
Expected volatility	30.96 – 36.40%
Expected life in years	5.57 – 5.60
Expected dividend yield	0.00%

The fair values of the options were estimated on the dates of grants using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year ended September 30,
	2015	2014	2013
Risk-free interest rate	1.83%	1.76%	0.60%
Expected volatility	31.69%	44.00%	43.80%
Expected life in years	5.6	6.0	5.7
Dividend yield	—	—	—

Stock Options Outstanding and Activity During the Period
Information regarding the Company’s stock options is summarized below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in millions)
Outstanding at September 30, 2015	2,410,907	$24.55	6.3	$20.70
Granted	987,548	21.25
Exercised	(362,381)	21.50
Canceled	(11,528)	24.70
Outstanding at December 31, 2015	3,024,546	$23.83	6.5	$52.47
Vested or Expected to Vest at December 31, 2015	2,929,727	$23.69	6.5	$51.64
Exercisable at December 31, 2015	1,929,138	$21.77	4.9	$37.45

Information regarding the Company’s stock options is summarized below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in millions)
Outstanding at September 30, 2014	2,364,211	$22.98
Granted	483,479	28.59
Exercised	(350,747)	18.46
Canceled	(86,036)	29.72
Outstanding at September 30, 2015	2,410,907	$24.55	6.3	$20.7
Vested or Expected to Vest at September 30, 2015	2,300,160	$24.28	6.2	$20.4
Exercisable at September 30, 2015	1,528,873	$20.78	5.1	$18.5

Restricted Shares and Units Outstanding and Activity During the Period
Information regarding the Company’s restricted shares and units is summarized below:

	Number of Shares	Weighted- Average Grant Price
Outstanding at September 30, 2015	619,999	$31.95
Granted	191,691	39.48
Lapse of restrictions/conversions	—	—
Canceled	(108,530)	37.09
Outstanding at December 31, 2015	703,160	$34.08
Vested or Expected to Vest at December 31, 2015	636,595	$33.86

Information regarding the Company’s restricted stock units is summarized below:

	Number of Shares	Weighted- Average Grant Price
Outstanding at September 30, 2014	482,076	$31.28
Granted	229,265	28.74
Lapse of restrictions/conversions	(67,953)	19.88
Canceled	(23,389)	21.73
Outstanding at September 30, 2015	619,999	$31.95
Vested or Expected to Vest at September 30, 2015	448,924	$31.43